UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
							[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James D. Colbert
Title:	Investment Operations Analyst
Phone:	804-293-9104
Signature, Place, and Date of Signing:

	James D. Colbert	Charlottesville, VA		November 7, 2000

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		72

Form 13F Information Table Value Total:		$871,255



List of Other Included Managers:

No.	13F File Number	Name



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
                                                                FORM 13F INFORMATION TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MGRS  SOLE   SHARED  NONE

AT&T Wireless              COM              001957406       5846  280025 SH      SOLE            275425           4600
Adobe Systems              COM              00724F101      20517  132155 SH      SOLE            130795           1360
Allergan Inc               COM              018490102      18393  217830 SH      SOLE            217830
Altera Corp                COM              021441100      14396  301490 SH      SOLE            298160           3330
American Home Products     COM              026609107        226    4000 SH      SOLE              4000
Amer. International Group  COM              026874107      31815  332485 SH      SOLE            324645           7840
Amer. Power Conversion     COM              029066107        388   20200 SH      SOLE             20200
Amgen                      COM              031162100      19650  281400 SH      SOLE            277675           3725
Apollo Group               CL A             037604105       1427   35780 SH      SOLE             35780
Automatic Data Processing  COM              053015103       1432   21410 SH      SOLE             21410
Bed Bath & Beyond          COM              075896100       1125   46105 SH      SOLE             46105
BellSouth Corp             COM              079860102        443   10996 SH      SOLE             10996
BP Amoco                   SPONSORED ADR    055622104        643   12124 SH      SOLE              3656           8468
Biomet                     COM              090613100      13666  390460 SH      SOLE            387830           2630
Cable Design Technologies  COM              126924109       5294  217746 SH      SOLE            216946            800
Cardinal Health Inc        COM              14149Y108      24693  280005 SH      SOLE            276830           3175
Carnival Corp              COM              143658102      20270  823145 SH      SOLE            810670          12475
CDW Computer Ctrs Inc      COM              125129106      22348  323880 SH      SOLE            322355           1525
Circuit City Stores        COM              172737108      10617  461605 SH      SOLE            456295           5310
Cisco Systems              COM              17275R102      17302  313166 SH      SOLE            305087           8079
Citigroup Inc              COM              172967101      38436  710960 SH      SOLE            704368           6592
Coastal Corp               COM              190441105      21707  292840 SH      SOLE            291540           1300
Coca-Cola                  COM              191216100        347    6289 SH      SOLE              6289
Comverse Technology        COM              205862402       2372   21960 SH      SOLE             21960
CSG Systems Int'l          COM              126349109        772   26615 SH      SOLE             26615
Cousins Properties         COM              222795106      13047  302970 SH      SOLE            302970
Dollar Tree Stores         COM              256747106       9497  234137 SH      SOLE            233437            700
Dover Corp                 COM              260003108      15606  332485 SH      SOLE            331685            800
Dycom Industries           COM              267475101      15002  360419 SH      SOLE            359040           1379
EMC Corp                   COM              268648102      47905  483280 SH      SOLE            475680           7600
Edwards A G                COM              281760108      11870  226910 SH      SOLE            225460           1450
Enron Corp                 COM              293904108        263    3000 SH      SOLE              3000
Essex Property Trust       COM              297178105       1792   32360 SH      SOLE             32360
Expeditors International   COM              302130109      14276  316815 SH      SOLE            313115           3700
Exxon Mobil                COM              30231G102       1211   13588 SH      SOLE              8308           5280
First Health Group         COM              320960107       7180  222630 SH      SOLE            222630
General Dynamics           COM              369550108      16690  265715 SH      SOLE            261575           4140
General Electric           COM              369604103      40178  696471 SH      SOLE            686481           9990
Harley Davidson            COM              412822108      30037  627400 SH      SOLE            621500           5900
Hewlett-Packard            COM              428236103        419    4324 SH      SOLE              4324
Home Depot                 COM              437076102       2469   46539 SH      SOLE             42728           3811
Intel                      COM              458140100      18009  433290 SH      SOLE            429090           4200
Jabil Circuit Inc          COM              466313103       1787   31490 SH      SOLE             31490
Johnson & Johnson          COM              478160104        263    2800 SH      SOLE              2800
Keane Inc.                 COM              486665102        318   18300 SH      SOLE             18300
Kroger                     COM              501044101        690   30581 SH      SOLE             26581           4000
Linear Technology          COM              535678106       2338   36110 SH      SOLE             36110
MGIC Investment Corp       COM              552848103      13612  222695 SH      SOLE            219805           2890
Marsh Supermarket Inc      CL A             571783307        353   22300 SH      SOLE             22300
Marsh Supermarket Inc      CL B             571783208        318   24545 SH      SOLE             24545
Maxim Integrated Prods Inc COM              57772K101        972   12080 SH      SOLE             12080
McGraw Hill Co             COM              580645109      16379  257680 SH      SOLE            254025           3655
Merck & Co.                COM              589331107        578    7771 SH      SOLE              7571            200
Nokia, ADR                 SPONSORED ADR    654902204      12184  306040 SH      SOLE            301810           4230
Oracle Corp                COM              68389X105      28423  360930 SH      SOLE            354480           6450
Pfizer                     COM              717081103      25301  563032 SH      SOLE            554071           8961
Phillips Petroleum         COM              718507106      21164  337275 SH      SOLE            332330           4945
Procter & Gamble           COM              742718109      28576  426508 SH      SOLE            422138           4370
Protective Life            COM              743674103       6067  203080 SH      SOLE            200740           2340
Robert Half International  COM              770323103      13402  386350 SH      SOLE            383740           2610
Schering-Plough            COM              806605101       2235   48058 SH      SOLE             42458           5600
Schlumberger               COM              806857108        307    3726 SH      SOLE              3726
Solectron Corp             COM              834182107        295    6400 SH      SOLE              6400
Southwest Airlines         COM              844741108      14074  580355 SH      SOLE            571800           8555
Spieker Properties         COM              848497103      16301  283185 SH      SOLE            283185
Sysco                      COM              871829107      32849  709285 SH      SOLE            706185           3100
TJX Cos.                   COM              872540109        927   41210 SH      SOLE             38110           3100
Tyco Int'l Ltd             COM              902124106      30555  589019 SH      SOLE            585419           3600
UnitedHealth Group         COM              91324P102      28360  287190 SH      SOLE            283265           3925
Walgreen                   COM              931422109        273    7200 SH      SOLE              7200
Waters Corp                COM              941848103      31855  357920 SH      SOLE            355110           2810
Xilinx Inc                 COM              983919101        926   10820 SH      SOLE             10820